Other income (Tables)	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Other Operating Income Tables Explanatory
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Associates, joint ventures and

subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries
1
148 (11) 635
2
Net gains / (losses) from disposals of investments in associates and joint ventures
844
3
41 0
Share of net profits of associates and joint ventures 32 105 84
Total 1,024 135 719
Net gains / (losses) from disposals of financial assets measured at fair value through other

comprehensive income
(1) 9 40
Income from properties
4
20 23 26
Net gains / (losses) from properties held for sale 24 100
5
76
6
Other 391
7
185
8
216
9
Total other income 1,459 452 1,076
1 Includes foreign exchange

gains / (losses) reclassified from

other comprehensive income

related to the disposal

or closure of foreign

operations. Refer

to Note 29 for more information

about UBS’s acquisitions

and
disposals of subsidiaries and

businesses.

2 Includes a USD
631
m net gain on the sale

of a majority stake in Fondcenter

AG (now Clearstream

Fund Centre AG).

3 Includes an USD
848 m gain related to the sale of
UBS’s shareholding in

Mitsubishi Corp.-UBS Realty

Inc. Refer to Note 28b for

more information.

4 Includes rent received from third

parties.

5 Mainly relates to the sale

of a property in Basel.

6 Includes net gains
of USD 140
m arising from

sale-and-leaseback

transactions,

primarily related to

a property

in Geneva,

partly offset

by remeasurement

losses relating

to properties that

were reclassified

as held for

sale.

7 Mainly
relates to a portion

of the total USD
133
m gain on the sale

of UBS’s domestic

wealth management

business in Spain of

USD
111
m (with the remaining

amount disclosed within Net

gains / (losses) from

acquisitions
and disposals

of subsidiaries), income

of USD
111
m related to

a legacy litigation

settlement and

a legacy

bankruptcy claim,

as well

as gains

of USD
98
m related to

the repurchase

of UBS’s

own debt instruments
(compared with losses

of USD
60
m in 2021).

8 Includes a

gain of

USD
100
m from the

sale of UBS’s

domestic wealth

management business

in Austria.

9 Includes

a USD
215
m gain on the

sale of intellectual
property rights associated with the

Bloomberg Commodity Index

family.

UBS AG
Entity [Table]
Disclosure Of Other Operating Income Tables Explanatory
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Associates, joint ventures and

subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries
1
148 (11) 635
2
Net gains / (losses) from disposals of investments in associates and joint ventures
844
3
41 0
Share of net profits of associates and joint ventures 32 105 84
Total 1,024 134 719
Net gains / (losses) from disposals of financial assets measured at fair value through other

comprehensive income
(1) 9 40
Income from properties
4
20 22 25
Net gains / (losses) from properties held for sale 71 100
5
76
6
Income from shared services provided to UBS Group

AG or its subsidiaries
460 451 422
Other 308
7
224
8
267
9
Total other income 1,882 941 1,549
1 Includes foreign exchange

gains / (losses) reclassified

from other comprehensive

income related

to the disposal or

closure of

foreign operations.

Refer to Note 29 for

more information about

UBS AG’s acquisitions
and disposals of

subsidiaries and

businesses.

2 Includes a

USD
631
m net gain on

the sale of a

majority stake in

Fondcenter AG

(now Clearstream

Fund Centre AG).

3 Includes

an USD
848
m gain related

to the
sale of UBS AG’s shareholding in

Mitsubishi Corp.-UBS Realty

Inc. Refer to Note 28b for more information.

4 Includes rent received from third parties.

5 Mainly relates to the sale of a property in Basel.

6 Includes
net gains of

USD
140
m arising from

sale-and-leaseback

transactions,

primarily related

to a

property in

Geneva,

partly offset

by remeasurement

losses

relating to

properties that

were reclassified

as held

for sale.

7 Mainly relates to a portion

of the total USD
133
m gain on the sale of

UBS AG’s domestic

wealth management

business in Spain of

USD
111
m (with the remaining amount

disclosed within Net gains

/ (losses) from
acquisitions and

disposals of

subsidiaries), income

of USD
111
m related to

a legacy

litigation settlement

and a legacy

bankruptcy claim,

as well

as gains of

USD
23
m related to

the repurchase

of UBS’s

own debt
instruments (compared with losses

of USD
17
m in 2021).

8 Includes a gain

of USD
100
m from the sale of UBS AG’s

domestic wealth management

business in Austria.

9 Includes a USD
215
m gain on the sale

of
intellectual property rights associated

with the Bloomberg Commodity

Index family.